Document And Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Phoenix Education Partners, Inc.
Entity Central Index Key	0001600222
Entity Emerging Growth Company	true
Entity File Number	001-42899
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3922540
Entity Address, Address Line One	4035 S. Riverpoint Parkway
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	(800)
Local Phone Number	990-2765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PXED
Security Exchange Name	NYSE